COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC. (the “Fund”)

Class A (CPXAX) and Class C (CPXCX) Shares

Supplement dated June 17, 2014 to

Summary Prospectuses and Prospectuses dated May 1, 2014

Fee Limitation Agreement

The Board of Directors of the Fund has approved an amendment to the Fund’s fee waiver/expense reimbursement agreement, effective August 1, 2014 through June 30, 2016, whereby Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), will contractually agree to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.15% for Class A shares and 1.80% for Class C shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the “Fund Fees and Expenses” sections of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the Prospectus) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s statement of additional information (the SAI).

	Class A	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%(1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.16%	0.16%
Service Fee	0.10%	0.25%
Total Other Expenses	0.26%	0.41%

Total Annual Fund Operating Expenses(2)	1.21%	1.86%
Fee Waiver/Expense Reimbursement(2)	(0.06)%	(0.06)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(2)	1.15%	1.80%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.

(2)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2016 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.15% for the Class A shares and 1.80% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2016 (through June 30, 2016, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$488	$737	$1,005	$1,771
Class C shares
Assuming redemption at the end of the period	$283	$577	$996	$2,165
Assuming no redemption at the end of the period	$183	$577	$996	$2,165

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC. (the “Fund”)

Class I (CPXIX) Shares

Supplement dated June 17, 2014 to

Summary Prospectuses and Prospectuses dated May 1, 2014

Fee Limitation Agreement

The Board of Directors of the Fund has approved an amendment to the Fund’s fee waiver/expense reimbursement agreement, effective August 1, 2014 through June 30, 2016, whereby Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), will contractually agree to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 0.80% for Class I shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the “Fund Fees and Expenses” sections of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.70%
Other Expenses	0.16%
Service Fee(1)	0.05%
Total Other Expenses(1)	0.21%

Total Annual Fund Operating Expenses(1) (2)	0.91%
Fee Waiver/Expense Reimbursement(2)	(0.11)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement) (2)	0.80%

(1)	This expense information differs from the Fund’s most recent annual report. Total other expenses have been updated to reflect estimated service fee expenses for the fiscal year ended December 31, 2014.

(2)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2016 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 0.80% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2016 (through June 30, 2016, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$82	$273	$480	$1,077

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.